REFUND OF WOW GAME POINTS	12 Months Ended
Dec. 31, 2025
REFUND OF WOW GAME POINTS
REFUND OF WOW GAME POINTS

22. REFUND OF WOW GAME POINTS

As a result of the loss of the World of Warcraft (“WoW”) license on June 7, 2009, the Group announced a refund plan in connection with inactivated WoW game point cards, which the Group recorded as refund of game points. According to the plan, inactivated WoW game point card holders are eligible to receive a cash refund from the Group. The Group recorded a liability in connection with both inactivated points cards and activated but unconsumed point cards of approximately RMB201 million.

Upon the loss of the WoW license, the Group concluded the nature of the obligation substantively changed from deferred revenue, for which the Group had the responsibility to satisfy the underlying performance obligation, to an obligation to refund players for their unconsumed points. The Group has accounted for this refund liability by applying the derecognition guidance specified in ASC 405-20. In accordance with this guidance, the refund liability associated with these WoW game points, to the extent not refunded, shall be recorded as other operating income after the Group is legally released from the obligation to refund amounts under the applicable laws. In 2012, after consultation with its legal counsel, the Group concluded the legal liability relating to the inactivated WoW game point cards was extinguished in September 2011 on the basis that the legal liability lapsed two years from the date the Group publicly announced the refund policy that applied to these cards. Accordingly, the associated liability amounting to RMB26 million was recognized as other operating income for the year ended December 31, 2011.

The remaining refund liability relating to the activated but unconsumed WoW game points amounted to RMB170 million (US$24.3 million), the remaining advance from customer about WoW amounted to RMB 5.3 million (US$0.8 million). Albeit the fact that there has been no claim of refund for more than 10 years, the Group previously took a conservative approach and decided that it would not be released from this liability until 2029 unless it publicly announces a refund policy. In 2023, the successor of the WoW game license in China also ceased the operation of WoW in China. To the Group’s knowledge, there has been no noticeable public complaint relating to refund. The Group then reconsidered whether it is still reasonable to keep the refund liability on the balance sheet. The Group believes that the likelihood as to certain gamer comes to the Group to claim unconsumed WoW game points is remote, primarily because (i) back to the years when the Group operated WoW, the majority of the Company’s sale of WoW game points was through physical game cards as the electronic payment system in China was not well-developed like these days; it is unlikely that gamers still keep any physical WoW game cards, (ii) there has not been any occurrence of refund claim in more than 10 years since the Company ceased the operation of WoW game, and due to the inactivity, the Group already disposed the computer servers that were used to store the operating data of the WoW game for cost considerations, and (iii) when the successor of the WoW game license in China took over the WoW game, it allowed the gamers to keep their unconsumed WoW game points and transited to its domain, which also makes it unlikely for gamers to claim refunds from the Group after all these years.

The Group engaged an external legal counsel to look into this matter, analyzed different scenarios regarding such potential claims from different parties against the Group. Based on their legal opinion, for all who may have the right to claim the refund from the Group, the statute of limitations applicable to their claims have expired, there are no other statutory circumstances of suspension or interruption of the statute of limitations. Therefore, there is no need to apply the protection of the maximum statute of limitations of 20 years, and these potential plaintiffs had lost the right to win the lawsuit. The external legal counsel further concluded that these potential plaintiffs had been unable to realize their claims through legal means and that the debt between these subjects and the Group had been extinguished from the legal point of view. Therefore, under ASC 405, the Group derecognized such liability and recognized a gain on extinguished liabilities of WoW of RMB175.3 million (US$25.1 million) as of and for the year ended December 31, 2023.